ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2020
ACCRUED EXPENSES AND OTHER PAYABLES

11   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of
	December 31,	June 30,
	2019	2020
Accrued interest expenses	43,776	48,795
Accrued debt issuance costs and other financing costs	28,082	53,933
Income tax payable	93,307	128,100
Other tax payable	28,259	54,519
Consideration payables for acquisitions	362,032	845,853
Deferred government grants	6,003	172
Accrued payroll and welfare benefits	97,486	75,178
Accrued professional fees	41,630	42,734
Accrued data center outsourcing service fees	17,989	6,857
Amount due to related parties	11,988	21,388
Amount due to a financial institution	34,190	112,380
Interest rate swap contracts (Note 15)	351	17,182
Other accrued operating expenses	38,020	59,484
Other payables	14,770	75,113
	817,883	1,541,688